Prepaids, Deposits and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Prepaids Deposits and Other Assets Disclosure [Abstract]
Prepaids Deposits And Other Assets Noncurrent Disclosure [Text Block]

Note 9. Prepaids, Deposits and Other Assets

Prepaids, deposits and other assets consisted of the following:

(amounts in thousands)	June 30, 2014	December 31, 2013
	(Unaudited)
Prepaid taxes	$1,014	$927
Prepaid leases	217	222
Prepayments to suppliers	235	279
Deposits on EGM and system orders	92	16
Rentals, utilities and other deposits	291	353
	$1,849	$1,797
As of June 30, 2014, prepaid leases consisted of land lease prepayments of approximately $217,000 for a potential gaming development project located in the Kampot Province of Cambodia.

Note 9.	Prepaids, Deposits and Other Assets

Prepaids, deposits and other assets consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Prepaid taxes	$927	$922
Prepaid leases	222	747
Prepayments to suppliers	279	585
Deposits on EGM orders	16	257
Rental, utilities and other deposits	353	240
Restricted deposit	—	163
Totals	$1,797	$2,914

As of December 31, 2013, prepaid leases consisted of land lease prepayments of approximately $222,000 for the Company’s gaming development project located in the Kampot Province of Cambodia. The decrease in prepaid leases was primarily due to the write-down of the prepaid leases related to the Dreamworld Casino (Pailin) operations.